UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05639

Pacholder High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, NY 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, NY 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (513) 985-3200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Pacholder High Yield Fund, Inc.

Schedule of Portfolio Investments as of March 31, 2009

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders

As of March 31, 2009 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

CORPORATE BONDS — 137.2%
AIRLINES — 4.3%
American Airlines, Inc., Nt, 3.363%, 10/18/09[3,9]	$369	$334,312	0.6%
American Airlines, Pass Through Trust 1991, Collateral Trust Notes, 10.180%, 01/02/13[9]	1,054	590,136	1.0
American Airlines, Pass Through Trust 1991, Private Placement, Nt, 10.320%, 07/30/14[2,9]	670	274,812	0.5
Continental Airlines, Inc., Pass Thru Cert, 9.798%, 04/01/21[10]	1,401	770,608	1.4
Continental Airlines, Inc., Unsubordinated, 8.750%, 12/01/11	86	47,515	0.1
Delta Air Lines, Inc.,
7.111%, 09/18/11	300	261,000	0.5
8.300%, 12/15/29[1,4,6]	1,145	6,985	0.0	[12]
10.125%, 05/15/10[1,4]	500	3,050	0.0	[12]
UAL Pass Through Trust, Series 2007-1, Private Placement, Nt, VAR, 4.025%, 07/02/14[2,9]	177	69,188	0.1
7.336%, 07/02/19[2]	89	46,261	0.1

		2,403,867	4.3
AUTO COMPONENTS — 0.0%[12]
Delphi Corp., 7.125%, 05/01/29[1,4]	725	10,875	0.0	[12]

AUTOMOBILES — 1.3%
Ford Motor Co., Debentures,
6.625%, 02/15/28	120	36,000	0.1
7.125%, 11/15/25	400	120,000	0.2
7.700%, 05/15/97	650	175,500	0.3
Ford Motor Co., Nt, 9.980%, 02/15/47	400	120,000	0.2
General Motors Corp., Debentures,
6.750%, 05/01/28	50	5,750	0.0	[12]
8.100%, 06/15/24[10]	1,725	202,687	0.4
8.375%, 07/15/33	450	54,000	0.1

		713,937	1.3
BEVERAGES — 2.9%
Constellation Brands, Inc., Sr Nt,
7.250%, 05/15/17	500	475,000	0.8
8.375%, 12/15/14	1,025	1,030,125	1.8
FBG Finance Ltd., Private Placement, (Australia), 5.125%, 06/15/15[2]	175	148,953	0.3

		1,654,078	2.9

Description	Par (000)	Value	Percent of Net Assets*

BROADCASTING & CABLE TV — 2.8%
Adelphia Communications Corp., 6.000%, 02/15/06[1,4]	$125	$12	0.0%[12]
Adelphia Communications Corp., Sr Nt,
8.125%, 07/15/03[1,4]	750	9,375	0.0	[12]
9.375%, 11/15/09[1,4]	560	7,000	0.0	[12]
Adelphia Recovery Trust, Contingent Value[1,4]	1,297	22,696	0.0	[12]
Cablevision Systems Corp., Nt, 8.000%, 04/15/12	450	437,625	0.8
DirecTV Holdings LLC/DirecTV Financing Co., Private Placement, 7.625%, 05/15/16[2]	250	245,000	0.4
DirecTV Holdings LLC/DirecTV Financing Co., Sr Nt, 8.375%, 03/15/13	500	505,625	0.9
DISH DBS Corp.,
7.000%, 10/01/13	150	139,125	0.3
7.750%, 05/31/15	250	230,000	0.4

		1,596,458	2.8
BUILDING PRODUCTS — 0.2%
AMH Holdings, Inc., Sr Nt, SUB, 11.250%, 03/01/14[7]	400	120,000	0.2

CHEMICALS — 3.9%
Airgas, Inc., Private Placement, 7.125%, 10/01/18[2]	250	240,000	0.4
Mosaic Co. (The), Private Placement, Sr Nt, 7.375%, 12/01/14[2]	125	122,500	0.2
7.625%, 12/01/16[2]	125	122,500	0.2
PolyOne Corp., Nt, 8.875%, 05/01/12[10]	1,750	761,250	1.4
Sterling Chemicals, Inc., 10.250%, 04/01/15	350	297,500	0.5
Terra Capital, Inc., Sr Nt, 7.000%, 02/01/17	525	483,000	0.9
Westlake Chemical Corp., 6.625%, 01/15/16	250	175,000	0.3

		2,201,750	3.9
COMMERCIAL SERVICES & SUPPLIES — 2.8%
Cenveo Corp., Private Placement, 10.500%, 08/15/16[2]	1,000	561,250	1.0
Cenveo Corp., Sr Sub Nt, 7.875%, 12/01/13	325	169,000	0.3
Harland Clarke Holdings Corp., VAR, 5.984%, 05/15/15	200	70,000	0.1

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

As of March 31, 2009 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

COMMERCIAL SERVICES & SUPPLIES — (continued)
9.500%, 05/15/15	$450	$198,563	0.4%
Quebecor World Capital Corp., Sr Nt, (Canada),
6.125%, 11/15/13[1,4,10]	1,100	19,250	0.1
8.750%, 03/15/16[1,2,4,10]	500	17,500	0.0	[12]
Quebecor World, Inc., Sr Nt, (Canada), 9.750%, 01/15/15[1,2,4,10]	450	15,750	0.0	[12]
Waste Management, Inc., 7.375%, 03/11/19	500	509,962	0.9

		1,561,275	2.8
COMPUTERS & PERIPHERALS — 0.3%
Seagate Technology HDD Holdings, (Cayman Islands), 6.800%, 10/01/16	250	145,000	0.3

CONSTRUCTION ENGINEERING — 1.1%
United Rentals North America, Inc., Co Guar, 6.500%, 02/15/12	750	600,000	1.1

CONSTRUCTION MATERIALS — 0.7%
Hanson Australia Funding Ltd., (Australia), 5.250%, 03/15/13	425	187,000	0.3
Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	500	215,000	0.4

		402,000	0.7
CONSUMER FINANCE — 4.3%
ACE Cash Express, Inc., Private Placement, Sr Nt, 10.250%, 10/01/14[2,9]	1,000	250,000	0.4
Ford Motor Credit Co. LLC, VAR, 4.010%, 01/13/12	1,000	630,000	1.1
Ford Motor Credit Co. LLC, Nt,
8.000%, 12/15/16[10]	700	460,062	0.8
8.625%, 11/01/10[10]	555	442,058	0.8
GMAC LLC, Private Placement, VAR, 3.461%, 12/01/14[2]	307	153,500	0.3
6.625%, 05/15/12[2]	158	105,991	0.2
8.000%, 11/01/31[2]	767	369,050	0.7

		2,410,661	4.3
CONSUMER PRODUCTS — 2.9%
Central Garden and Pet Co., 9.125%, 02/01/13	175	138,250	0.2
Jarden Corp., 7.500%, 05/01/17[6]	1,300	1,046,500	1.9
Spectrum Brands, Inc., Sr Nt,
7.375%, 02/01/15[1,4]	1,075	268,750	0.5

Description	Par (000)	Value	Percent of Net Assets*

CONSUMER PRODUCTS — (continued)
12.500%, 10/02/13[1,4,6]	$725	$199,375	0.3%

		1,652,875	2.9
CONTAINERS & PACKAGING — 2.5%
Berry Plastics Corp., VAR, 5.844%, 02/15/15	400	290,000	0.5
Berry Plastics Holding Corp., Nt, 8.875%, 09/15/14	400	224,000	0.4
Constar International, Inc., Co. Guar., VAR, 5.524%, 02/15/12	750	480,000	0.8
Constar International, Inc., Sr Sub Nt, 11.000%, 12/01/12[1,4,10]	790	15,800	0.0	[12]
Plastipak Holdings, Inc., Private Placement, Sr Nt, 8.500%, 12/15/15[2]	300	210,000	0.4
Portola Packaging, Inc., Sr Nt, 8.250%, 02/01/12[1,3,4,9]	270	97,537	0.2
Solo Cup Co., Sr Nt, 8.500%, 02/15/14	150	109,500	0.2

		1,426,837	2.5
DISTRIBUTORS — 0.5%
American Tire Distributors, Inc., Nt, 10.750%, 04/01/13	435	304,500	0.5

DIVERSIFIED CONSUMER SERVICES — 5.9%
Allied Waste North America, Inc., Sr Nt,
6.125%, 02/15/14	500	470,000	0.8
6.875%, 06/01/17	250	227,500	0.4
Knowledge Learning Corp., Inc., Private Placement, Sr Sub Nt, 7.750%, 02/01/15[2]	700	563,500	1.1
Mac-Gray Corp., Sr Nt, 7.625%, 08/15/15	650	600,438	1.1
Service Corp. International, 7.000%, 06/15/17	750	637,500	1.1
Sotheby’s, Private Placement, 7.750%, 06/15/15[2]	250	182,500	0.3
Stewart Enterprises, Inc., Sr Nt, 6.250%, 02/15/13[10]	724	608,160	1.1

		3,289,598	5.9
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Goldman Sachs Capital II, VAR, 5.793%, 06/01/12[14]	250	104,085	0.2

DIVERSIFIED MANUFACTURING — 2.3%
Polypore, Inc., Sr Sub Nt, 8.750%, 05/15/12[10]	1,789	1,305,970	2.3

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

As of March 31, 2009 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

DIVERSIFIED TELECOMMUNICATION SERVICES — 6.1%
Level 3 Financing, Inc., Co. Guar, 9.250%, 11/01/14[10]	$800	$552,000	1.0%
Level 3 Financing, Inc., Sr Nt, 12.250%, 03/15/13	200	150,000	0.3
Qwest Corp., Sr Nt, 7.625%, 06/15/15[10]	1,650	1,485,000	2.6
Time Warner Telecom Holdings, Inc., Sr Nt, 9.250%, 02/15/14[10]	500	482,500	0.9
Windstream Corp., 8.125%, 08/01/13	750	738,750	1.3

		3,408,250	6.1
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.0%
Flextronics International Ltd., Debentures, (Singapore), 6.250%, 11/15/14	210	177,450	0.3
Intcomex, Inc., Sec’d Nt, 11.750%, 01/15/11[9]	1,100	352,000	0.6
Sanmina-SCI Corp., 6.750%, 03/01/13	200	78,000	0.1
Sanmina-SCI Corp., Private Placement, Sr Nt, VAR, 4.070%, 06/15/14[2]	300	165,000	0.3
Smart Modular Technologies WWH, Inc., Sr Nt, (Cayman Islands), VAR, 6.935%, 04/01/12[3,9]	423	370,078	0.7

		1,142,528	2.0
ENERGY EQUIPMENT & SERVICES — 3.6%
Bristow Group, Inc., Co Guar, 6.125%, 06/15/13	250	202,500	0.4
Calfrac Holdings LP, Private Placement, Debentures, 7.750%, 02/15/15[2]	250	118,750	0.2
Forbes Energy Services LLC/Forbes Energy Capital, Inc., 11.000%, 02/15/15	750	446,250	0.8
Helix Energy Solutions Group, Inc., Private Placement, 9.500%, 01/15/16[2]	1,000	590,000	1.0
PHI, Inc., Co Guar, 7.125%, 04/15/13	783	482,524	0.9
Pride International, Inc., Sr Nt, 7.375%, 07/15/14	200	197,000	0.3

		2,037,024	3.6
FOOD & STAPLES RETAILING — 4.2%
Golden State Foods Corp., Private Placement, Sr Sub Nt, 9.240%, 01/10/12[2,8,9]	1,550	1,571,312	2.8
Rite Aid Corp., 10.375%, 07/15/16[6]	800	480,000	0.9
Rite Aid Corp., Debentures, 7.500%, 03/01/17	600	309,000	0.5

		2,360,312	4.2

Description	Par (000)	Value	Percent of Net Assets*

FOOD PRODUCTS — 2.3%
Chiquita Brands International, Inc., Sr Nt, 8.875%, 12/01/15[6]	$699	$524,250	1.0%
Dole Food Co., Inc., Sr Nt, 13.875%, 03/15/14[2]	250	243,125	0.4
Eurofresh, Inc., Private Placement, Nt, 11.500%, 01/15/13[1,4,9]	2,367	520,740	0.9
Tom’s Foods, Inc., Sr Nt, 10.500%, 11/01/04[1,3,4,9]	872	8,718	0.0	[12]

		1,296,833	2.3
GAMING — 3.6%
FireKeepers Development Authority, Private Placement, 13.875%, 05/01/15[2]	75	45,750	0.1
Isle of Capri Casinos, Inc., Sr Nt, 7.000%, 03/01/14	400	236,000	0.4
Mandalay Resort Group, Sr Nt, 6.375%, 12/15/11	500	175,000	0.3
Mashantucket Western Pequot Tribe, Private Placement, 8.500%, 11/15/15[2]	1,320	224,400	0.4
MGM Mirage, Co Guar, 7.625%, 01/15/17[6]	150	53,250	0.1
MGM Mirage, Sr Nt, 6.750%, 09/01/12	150	52,500	0.1
Seminole Hard Rock Entertainment, Inc., Private Placement, VAR, 3.820%, 03/15/14[2]	500	260,000	0.5
Shingle Springs Tribal Gaming Authority, Private Placement, Sr Nt, 9.375%, 06/15/15[2]	1,000	415,000	0.7
Wynn Las Vegas Capital Corp., Nt, 6.625%, 12/01/14[6]	750	566,250	1.0

		2,028,150	3.6
HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Biomet, Inc., Sr Nt, 10.000%, 10/15/17	250	247,500	0.4

HEALTH CARE PROVIDERS & SERVICES — 6.8%
CHS/Community Health Systems, Inc., 8.875%, 07/15/15[6]	800	756,000	1.3
FMC Finance III S.A., (Luxembourg), 6.875%, 07/15/17	500	488,750	0.9
HCA, Inc., Sec’d Nt, 9.250%, 11/15/16	1,000	910,000	1.6
Multiplan, Inc., Private Placement, 10.375%, 04/15/16[2]	1,000	815,000	1.4

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

As of March 31, 2009 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HEALTH CARE PROVIDERS & SERVICES — (continued)
TeamHealth, Inc., Sr Sub Nt, 11.250%, 12/01/13	$225	$195,750	0.4%
Tenet Healthcare Corp., Sr Nt, 9.875%, 07/01/14[10]	850	663,000	1.2

		3,828,500	6.8
HOTELS, RESTAURANTS & LEISURE — 1.2%
Six Flags Operations, Inc., Private Placement, 12.250%, 07/15/16[2]	872	470,880	0.8
Speedway Motorsports, Inc., Sr Sub Nt, 6.750%, 06/01/13	250	209,375	0.4

		680,255	1.2
HOUSEHOLD DURABLES — 1.3%
K Hovnanian Enterprises, Inc., Private Placement, Debentures, 11.500%, 05/01/13	500	348,125	0.6
KB Home, Sr Nt, 5.875%, 01/15/15	250	193,625	0.4
Meritage Homes Corp., Sr Nt, 7.000%, 05/01/14	250	160,000	0.3

		701,750	1.3
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 8.5%
Calpine Generating Co. LLC, Sec’d Nt, VAR, 4,823.931%, 04/01/11[1,4]	1,000	95,000	0.2
Dynegy Holdings, Inc., Sr Unsec’d Nt, 7.125%, 05/15/18	500	265,000	0.5
Dynegy Roseton/Danskammer Pass Through Trust, 7.670%, 11/08/16	500	378,750	0.7
Edison Mission Energy, Sr Nt, 7.750%, 06/15/16	1,000	760,000	1.3
Mirant Americas Generation LLC, Sr Nt, 8.300%, 05/01/11[10]	1,250	1,212,500	2.1
8.500%, 10/01/21	500	370,000	0.7
NRG Energy, Inc., Sr Nt, 7.250%, 02/01/14	250	235,000	0.4
7.375%, 01/15/17	1,375	1,278,750	2.3
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	350	175,000	0.3

		4,770,000	8.5
INDUSTRIAL CONGLOMERATES — 3.4%
JB Poindexter & Co., Inc., Co Guar, 8.750%, 03/15/14[10]	2,084	1,250,400	2.2

Description	Par (000)	Value	Percent of Net Assets*

INDUSTRIAL CONGLOMERATES — (continued)
Milacron Escrow Corp., Sec’d Nt, 11.500%, 05/15/11[1,3,4,10]	$1,445	$635,800	1.2%

		1,886,200	3.4
INDUSTRIAL MACHINERY — 2.3%
General Cable Corp., VAR, 3.810%, 04/01/15	250	176,875	0.3
RBS Global, Inc. & Rexnord Corp., Sr Nt, 8.875%, 09/01/16[10]	1,150	862,500	1.5
RBS Global, Inc. & Rexnord Corp., Sr Sub Nt, 11.750%, 08/01/16[6]	410	250,100	0.5

		1,289,475	2.3
INSURANCE — 1.8%
Crum and Forster Holdings Corp., 7.750%, 05/01/17	600	468,000	0.8
HUB International Holdings, Inc., Private Placement, 9.000%, 12/15/14[2]	500	316,250	0.6
10.250%, 06/15/15[2]	500	237,500	0.4

		1,021,750	1.8
IT SERVICES — 0.7%
Unisys Corp., Sr Nt, 8.000%, 10/15/12	500	125,625	0.2
12.500%, 01/15/16	1,000	261,250	0.5

		386,875	0.7
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Eastman Kodak Co., 7.250%, 11/15/13	150	84,750	0.2
True Temper Sports, Inc., Sr Nt, 8.375%, 09/15/11[1,4,9]	490	68,600	0.1

		153,350	0.3
MARINE — 0.8%
Ultrapetrol Bahamas Ltd., 1st Mtg, (Bahamas), 9.000%, 11/24/14	700	451,500	0.8

MEDIA — 12.2%
Barrington Broadcasting Group LLC and Barrington Broadcasting Capital Corp., Sr Sub Nt, 10.500%, 08/15/14	700	134,750	0.2
Block Communications, Inc., Private Placement, Sr Nt, 8.250%, 12/15/15[2]	800	594,000	1.1
CanWest MediaWorks LP, Private Placement, Sr Nt, (Canada), 9.250%, 08/01/15[2]	750	52,500	0.1

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

As of March 31, 2009 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MEDIA — (continued)
CCO Holdings LLC/CCO Holdings Capital Corp., 8.750%, 11/15/13[1,4]	$800	$668,000	1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital, Private Placement, Nt, 10.875%, 09/15/14[1,2,4]	500	485,000	0.9
Fisher Communications, Inc., Sr Nt, 8.625%, 09/15/14	500	425,000	0.7
HSN, Inc., Private Placement, Sr Nt, 11.250%, 08/01/16[2]	150	102,000	0.2
Idearc, Inc., Sr Nt, 8.000%, 11/15/16[1,4]	850	22,313	0.0	[12]
Intelsat Subsidiary Holding Co., Ltd., Private Placement, (Bermuda), 8.875%, 01/15/15[2]	1,250	1,165,625	2.1
Lamar Media Corp., Sr Sub Nt,
6.625%, 08/15/15	250	180,000	0.3
7.250%, 01/01/13[6]	39	33,589	0.1
LBI Media, Inc., Sr Disc Nt, SUB, 11.000%, 10/15/13[7]	625	210,937	0.4
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc., Sr Disc Nt, SUB, 11.375%, 04/01/13[7]	479	172,579	0.3
Quebecor Media, Inc., Sr Nt, (Canada), 7.750%, 03/15/16[10]	750	570,000	1.0
Radio One, Inc., Sr Sub Nt, 6.375%, 02/15/13	500	107,500	0.2
RH Donnelley, Inc., Private Placement, 11.750%, 05/15/15[2]	795	103,350	0.2
Valassis Communications, Inc., Private Placement, 8.250%, 03/01/15	1,500	646,875	1.1
Virgin Media Finance plc, Sr Nt, (United Kingdom), 9.125%, 08/15/16	1,250	1,162,500	2.1

		6,836,518	12.2
METALS & MINING — 3.3%
AK Steel Corp., Co. Guar, Sr Nt, 7.750%, 06/15/12	800	628,000	1.1
FMG Finance Pty Ltd., Private Placement, (Australia), 10.625%, 09/01/16[2]	250	210,000	0.4
Wolverine Tube, Inc., Sr Nt, 10.500%, 04/01/09	1,145	984,700	1.8

		1,822,700	3.3

Description	Par (000)	Value	Percent of Net Assets*

MULTILINE RETAIL — 0.6%
Dollar General Corp., PIK, 11.875%, 07/15/17[6]	$100	$98,250	0.2%
Dollar General Corp., Sr Nt, 10.625%, 07/15/15	250	249,375	0.4

		347,625	0.6
MULTI-UTILITIES — 4.8%
AES Corp. (The), Private Placement, 8.750%, 05/15/13[2]	1,000	985,000	1.8
Energy Future Holdings Corp., Private Placement, Nt, 10.875%, 11/01/17	450	290,250	0.5
Reliant Energy, Inc., 7.625%, 06/15/14	500	405,000	0.7
Reliant Energy, Inc., Sec’d Nt, 6.750%, 12/15/14[10]	1,100	1,012,000	1.8

		2,692,250	4.8
OIL, GAS & CONSUMABLE FUELS — 10.5%
Arch Western Finance LLC, 6.750%, 07/01/13	250	228,750	0.4
El Paso Corp., Sr Nt, 6.875%, 06/15/14	150	133,608	0.2
El Paso Performance-Linked Trust, Private Placement, Sr Nt, 7.750%, 07/15/11[2]	500	479,283	0.9
Encore Acquisition Co., Sr Nt, 6.000%, 07/15/15[10]	1,000	735,000	1.3
Forest Oil Corp., Nt, 7.250%, 06/15/19	269	212,510	0.4
Frontier Oil Corp., Debentures, 8.500%, 09/15/16	500	492,500	0.9
Massey Energy Co., Nt, 6.875%, 12/15/13	450	391,500	0.7
Newfield Exploration Co., Nt, 6.625%, 09/01/14	200	181,000	0.3
Northwest Pipeline Corp., Sr Nt, 7.000%, 06/15/16	500	504,532	0.9
Range Resources Corp., 7.250%, 05/01/18	25	22,375	0.0	[12]
Range Resources Corp., Sr Sub Nt, 7.500%, 05/15/16	267	246,307	0.4
Swift Energy Co., Sr Nt, 7.125%, 06/01/17	1,260	730,800	1.3
Targa Resources Partners LP, Private Placement, 8.250%, 07/01/16[2]	280	203,000	0.4
Tesoro Corp., 6.250%, 11/01/12	571	498,197	0.9

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

As of March 31, 2009 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS — (continued)
W&T Offshore, Inc., Private Placement, Sr Nt, 8.250%, 06/15/14[2]	$1,000	$640,000	1.1%
Williams Partners LP/Williams Partners Finance Corp., Sr Nt, 7.250%, 02/01/17	250	212,500	0.4

		5,911,862	10.5
PAPER & FOREST PRODUCTS — 2.6%
Abitibi-Consolidated Co. of Canada, Sr Nt, (Canada),
6.000%, 06/20/13[1,4]	630	56,700	0.1
8.375%, 04/01/15[1,4]	1,395	111,600	0.2
Abitibi-Consolidated, Inc., Sr Nt, (Canada), 8.850%, 08/01/30[1,4]	25	2,000	0.0	[12]
Bowater Canada Finance Corp., Nt, (Canada), 7.950%, 11/15/11[1,4]	500	45,000	0.1
Cascades, Inc., Sr Nt, (Canada), 7.250%, 02/15/13	168	93,660	0.2
Domtar Corp., 7.125%, 08/15/15	500	335,000	0.6
Georgia-Pacific LLC, Private Placement, Co Guar, 7.000%, 01/15/15[2]	125	116,875	0.2
7.125%, 01/15/17[2]	325	300,625	0.5
Jefferson Smurfit Corp., Sr Nt, 8.250%, 10/01/12[1,4]	150	18,750	0.0	[12]
NewPage Corp., Sr Nt,
10.000%, 05/01/12	200	69,500	0.1
12.000%, 05/01/13	800	168,000	0.3
Smurfit-Stone Container Enterprises, Inc., Sr Nt, 8.000%, 03/15/17[1,4,10]	500	60,000	0.1
Verso Paper Holdings LLC/Verso Paper, Inc., Sr Nt, 9.125%, 08/01/14	250	93,750	0.2

		1,471,460	2.6
PHARMACEUTICALS — 2.8%
Celtic Pharma Phinco B.V., (Bermuda), 17.000%, 06/15/12[9]	1,345	874,540	1.6
Elan Finance plc/Elan Finance Corp., Sr Nt, (Ireland), VAR, 5.234%, 11/15/11	830	680,600	1.2

		1,555,140	2.8
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
HRPT Properties Trust, 5.750%, 02/15/14	63	41,534	0.1

Description	Par (000)	Value	Percent of Net Assets*

ROAD & RAIL — 1.7%
Kansas City Southern Railway, Sr Nt, 8.000%, 06/01/15	$500	$413,750	0.7%
Quality Distribution LLC/QD Capital Corp., Co Guar, VAR,
5.594%, 01/15/12[9]	850	289,000	0.5
9.000%, 11/15/10[9]	750	240,000	0.5

		942,750	1.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Amkor Technology, Inc., Sr Nt, 7.750%, 05/15/13	300	241,500	0.5
MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., Sec’d Nt, (Luxembourg), VAR, 0.000%, 12/15/11[1,4,9]	735	7,350	0.0	[12]
6.875%, 12/15/11[1,4,9]	750	7,500	0.0	[12]
NXP BV/NXP Funding LLC, Sr Nt, (Netherlands), VAR, 3.844%, 10/15/13	400	67,500	0.1
7.875%, 10/15/14	1,640	381,300	0.7
Spansion, Inc., Private Placement, VAR, 0.000%, 06/01/13[1,4]	1,000	225,000	0.4

		930,150	1.7
SPECIALTY RETAIL — 2.7%
ACE Hardware Corp., Private Placement, Sr Nt, 9.125%, 06/01/16[2]	250	205,000	0.4
Collective Brands, Inc., 8.250%, 08/01/13	500	395,000	0.7
General Nutrition Centers, Inc., PIK, 6.404%, 03/15/14	461	283,515	0.5
PEP Boys-Manny Moe & Jack, Sr Nt, 7.500%, 12/15/14	300	166,500	0.3
Southern States Coop, Inc., Private Placement, Sr Nt, 11.000%, 11/01/10[2,9]	500	445,000	0.8

		1,495,015	2.7
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Broder Bros. Co., Sr Nt, 11.250%, 10/15/10[10]	835	129,425	0.2
Hanesbrands, Inc., Sr Nt, VAR, 5.697%, 12/15/14	500	332,500	0.6

		461,925	0.8

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

As of March 31, 2009 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

TOBACCO — 1.7%
Alliance One International, Inc., Sr Nt, 11.000%, 05/15/12[10]	$900	$837,000	1.5%
12.750%, 11/15/12	150	126,000	0.2

		963,000	1.7
TRANSPORTATION SERVICES — 0.0%[12]
IdleAire Technologies Corp., Sr Disc Nt, SUB, 13.000%, 12/15/12[1,3,4,7,9]	1,415	14,150	0.0	[12]

WIRELESS TELECOMMUNICATION SERVICES — 3.5%
iPCS, Inc., Sr Nt, VAR, 3.295%, 05/01/13	440	330,000	0.6
MetroPCS Wireless, Inc., Sr Nt, 9.250%, 11/01/14	750	727,500	1.3
Sprint Nextel Corp., Nt, 6.000%, 12/01/16	1,300	929,500	1.6

		1,987,000	3.5

Total Corporate Bonds
(Cost $124,758,710)		77,067,097	137.2

LOAN PARTICIPATIONS & ASSIGNMENTS — 30.5%
AIRLINES — 0.7%
Delta Airlines, Inc., 1st Lien Term Loan,
0.269%, 04/30/14	27	20,593	0.1
2.508%, 04/30/14	468	351,894	0.6

		372,487	0.7
AUTOMOBILES — 0.8%
Ford Motor Co., Term Loan B, 3.560%, 12/15/13	960	459,692	0.8

BUILDING PRODUCTS — 0.6%
Jacuzzi Brands, Inc., 1st Lien Term Loan B, 2.768%, 02/07/14[9]	444	166,446	0.3
Jacuzzi Brands, Inc., 1st Lien Term Loan, Letter of Credit, 1.120%, 02/07/14[9]	40	14,924	0.0	[12]
Jacuzzi Brands, Inc., 2nd Lien Term Loan Tranche B2, 7.018%, 08/07/14[9]	1,110	166,495	0.3

		347,865	0.6
CHEMICALS — 1.8%
Cristal Inorganic Chemicals, 1st Lien Term Loan, 3.470%, 05/15/14[9]	897	524,774	1.0
Cristal Inorganic Chemicals, 2nd Lien Term Loan, 6.970%, 05/15/14[9]	500	245,000	0.5

Description	Par (000)	Value	Percent of Net Assets*

CHEMICALS — (continued)
Lyondell Chemical Co., Dutch Tranche A Dollar Term Loan, 5.750%, 12/22/14	$14	$3,385	0.0%[12]
Lyondell Chemical Co., Dutch Tranche Revolving Credit Loan, 5.750%, 12/20/13	6	1,421	0.0	[12]
Lyondell Chemical Co., German Tranche B-1 Euro Term Loan, 7.000%, 12/22/14	17	4,079	0.0	[12]
Lyondell Chemical Co., German Tranche B-2 Euro Term Loan, 7.000%, 12/22/14	17	4,079	0.0	[12]
Lyondell Chemical Co., German Tranche B-3 Euro Term Loan, 7.000%, 12/22/14	17	4,079	0.0	[12]
Lyondell Chemical Co., New Money Dip Term Loan, 13.000%, 12/15/09	89	88,547	0.2
Lyondell Chemical Co., Roll-Up Dip Term Loan, 5.940%, 12/15/09	134	70,892	0.1
Lyondell Chemical Co., U.S. Tranche A Dollar Term Loan, 5.750%, 12/20/13	43	10,153	0.0	[12]
Lyondell Chemical Co., U.S. Tranche B-2 Dollar Term Loan, 7.000%, 12/20/14	75	17,702	0.0	[12]
Lyondell Chemical Co., U.S. Tranche B-3 Dollar Term Loan, 7.000%, 12/20/14	75	17,702	0.0	[12]
Lyondell Chemical Co., U.S. Tranche Primary Revolving Credit Loan, 5.750%, 12/20/14	23	5,329	0.0	[12]
Lyondell Chemical, U.S. Tranche B-1 Dollar Term Loan, 7.000%, 12/20/14	75	17,702	0.0	[12]

		1,014,844	1.8
COMMERCIAL SERVICES & SUPPLIES — 1.0%
Clarke American Corp., Term Loan B,
3.018%, 06/27/14	478	284,972	0.5
3.708%, 06/27/14	84	49,791	0.1
3.720%, 06/27/14	423	252,277	0.4

		587,040	1.0
DIVERSIFIED MANUFACTURING — 1.3%
BOC Edwards, 1st Priority Lien, 2.518%, 05/31/14	1,206	723,507	1.3

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Isola Group S.A.R.L., 1st Lien Term Loan, 9.270%, 12/18/12[1,4,9]	445	356,053	0.6

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

As of March 31, 2009 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — (continued)
Isola Group S.A.R.L., 2nd Lien Term Loan, 15.430%, 12/18/13[1,4,9]	$250	$50,000	0.1%
Sirius Computer Solutions, 2nd Lien Term Loan, 7.220%, 05/30/13[9]	1,000	200,000	0.4

		606,053	1.1
FOOD & STAPLES RETAILING — 0.6%
Rite Aid Corp., Term Loan 3, 6.000%, 06/04/14	499	352,863	0.6

GAMING — 1.9%
Fontainebleau Las Vegas Holdings LLC, Delayed Draw, Term Loan B, 3.768%, 06/06/14	167	25,562	0.0	[12]
Fontainebleau Las Vegas Holdings LLC, Initial Term Loan, 4.527%, 06/06/14	333	51,103	0.1
Harrah’s Operating Co., Inc., Term B-2 Loan, 4.159%, 01/28/15	249	149,275	0.3
Venetian Macau, Term Loan B, 2.770%, 05/25/13	1,333	860,840	1.5

		1,086,780	1.9
HEALTH CARE PROVIDERS & SERVICES — 0.7%
HCA, Inc., Term Loan B, 3.470%, 11/18/13	478	404,579	0.7

HOTELS, RESTAURANTS & LEISURE — 1.0%
ARAMARK Corp., Letter of Credit, 1.000%, 01/26/14	20	17,422	0.0	[12]
ARAMARK Corp., Term Loan, 3.095%, 01/26/14	315	274,235	0.5
Outback Steakhouse, Prefunded RC Commitment, 1.140%, 06/14/13	5	2,571	0.0	[12]
Outback Steakhouse, Prerefunded RC Commitment, (Germany), 4.500%, 06/14/13	1	351	0.0	[12]
Outback Steakhouse, Term Loan B, 2.813%, 06/14/14	447	243,403	0.5

		537,982	1.0
HOUSEHOLD PRODUCTS — 0.9%
Spectrum Brands, Inc., Letter of Credit, 0.347%, 03/30/13[1,4]	24	17,147	0.0	[12]
Spectrum Brands, Inc., Term Loan B,
5.398%, 03/30/13[1,4]	155	109,681	0.2

Description	Par (000)	Value	Percent of Net Assets*

HOUSEHOLD PRODUCTS — (continued)
6.250%, 03/30/13[1,4]	$515	$365,114	0.7%

		491,942	0.9
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 5.1%
Calpine Corp., 1st Priority Term Loan, 4.095%, 03/29/14	2,428	1,846,725	3.3
Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-2 Term Loan,
3.979%, 10/10/14	5	3,287	0.0	[12]
4.018%, 10/10/14	8	4,932	0.0	[12]
4.033%, 10/10/14	975	641,063	1.2
TPF Generation Holdings LLC, 2nd Lien Term Loan, 4.768%, 12/15/14	500	350,000	0.6

		2,846,007	5.1
INSURANCE — 0.8%
HMSC Corp., First Lien, 2.768%, 11/16/11	980	470,400	0.8

IT SERVICES — 3.5%
Compucom Systems, Inc., Term Loan, 4.020%, 08/23/14[9]	914	712,632	1.3
First Data Corp., Initial Tranche B-1 Term Loan,
3.268%, 09/24/14	23	15,164	0.0	[12]
3.272%, 09/24/14	371	249,951	0.4
First Data Corp., Initial Tranche B-3 Term Loan,
3.268%, 09/24/14	85	56,910	0.1
3.272%, 09/24/14	1,394	938,500	1.7

		1,973,157	3.5
LEISURE EQUIPMENT & PRODUCTS — 0.1%
True Temper Sports, Inc., 2nd Lien Term Loan, 6.625%, 06/30/11[1,4,9]	77	37,214	0.1

MEDIA — 4.7%
CCO Holdings LLC, 3rd Lien Term Loan, 3.959%, 09/06/14	279	182,840	0.3
High Plains Broadcasting Operating Co. LLC, Term Loan, 7.250%, 09/14/16	194	77,670	0.1
Idearc, Inc., Term Loan B, 3.220%, 11/17/14	494	192,385	0.4
Newport Television LLC, Term Loan, 8.000%, 09/14/16	734	293,580	0.5

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

As of March 31, 2009 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MEDIA — (continued)
Sirius Satellite Radio, Term Loan, 2.813%, 12/01/12	$493	$354,600	0.6%
Univision Communications, Inc., 1st Lien Term Loan, 2.768%, 09/20/14	91	45,579	0.1
2.768%, 09/20/14	1,409	709,011	1.3
WMG Acquisition Corp., Term Loan,
2.508%, 02/28/11	65	57,058	0.1
2.518%, 02/28/11	60	52,242	0.1
2.533%, 02/28/11	82	71,323	0.1
2.564%, 02/28/11	102	89,535	0.2
3.125%, 02/28/11	65	57,056	0.1
3.159%, 02/28/11	129	112,405	0.2
3.249%, 02/28/11	196	171,176	0.3
3.256%, 02/28/11	196	171,176	0.3

		2,637,636	4.7
MULTILINE RETAIL — 1.6%
Dollar General Corp., Tranche B-1 Term Loan, 3.268%, 07/07/14	248	218,755	0.4
3.296%, 07/07/14	56	47,650	0.1
3.306%, 07/07/14	64	54,835	0.1
3.924%, 07/07/14	383	338,466	0.6
Dollar General Corp., Tranche B-2 Term Loan, 3.268%, 07/07/14	250	214,298	0.4

		874,004	1.6
PAPER & FOREST PRODUCTS — 1.8%
Abitibi-Consolidated Co. of Canada, Term Loan, (Canada), 11.500%, 03/30/09	694	503,003	0.9
NewPage Corp., Term Loan, 5.000%, 12/21/14	743	507,024	0.9

		1,010,027	1.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Freescale Semiconductor, Inc., Incremental Term Loan, 12.500%, 12/15/14	151	78,772	0.1
Freescale Semiconductor, Inc., Term Loan, 2.259%, 11/29/13	494	201,568	0.4

		280,340	0.5
Total Loan Participations & Assignments
(cost $27,017,181)		17,114,419	30.5

Description	Par (000)		Value	Percent of Net Assets*

ASSET-BACKED SECURITIES — 2.6%
Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, VAR, 2.222%, 01/25/35[9]	$115		$8,541	0.0%[12]
Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 3.022%, 09/25/34[9]	73		11,693	0.0	[12]
Unipac IX LLC, 13.000%, 04/11/13[3,9]	1,500		1,461,038	2.6

Total Asset-Backed Securities
(cost $1,641,432)			1,481,272	2.6

Total Fixed Income Investments
(cost $153,417,323)			95,662,788	170.3

COMMON STOCKS — 0.5%
AIRLINES — 0.0%[12]
Delta Air Lines, Inc.[1]	3		14,283	0.0	[12]

BUILDING PRODUCTS — 0.1%
Lexington Coal Co.[1,3]	25		26,323	0.1

CONTAINERS & PACKAGING — 0.0%
Glasstech, Inc., Class C1,3	—	[11]	—	0.0

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
AboveNet, Inc.[1]	3		115,335	0.2
XO Holdings, Inc.[1]	1		101	0.0	[12]

			115,436	0.2
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0%[12]
Mirant Corp.[1]	1		10,648	0.0	[12]

MEDIA — 0.2%
Adelphia Recovery Trust[1,3]	157		1	0.0	[12]
Time Warner Cable, Inc., Class A6	5		127,274	0.2

			127,275	0.2
TEXTILES, APPAREL & LUXURY GOODS — 0.0%
Westpoint Stevens, Inc.[1,3]	14		—	0.0

Total Common Stocks
(cost $2,133,847)			293,965	0.5

PREFERRED STOCKS — 0.9%
AUTOMOBILES — 0.0%[12]
General Motors Corp., Pfd, Series B, 5.250%	4		10,250	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

As of March 31, 2009 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

COMMERCIAL BANKS — 0.4%
Royal Bank of Scotland Group plc, Pfd, (United Kingdom), Series 1, ADR, 9.118%, 03/31/10[14]	$500		$245,000	0.4%

CONTAINERS & PACKAGING — 0.0%
Glasstech, Inc., Pfd, Series C3	—	[11]	—	0.0

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Bank of America Corp., Pfd, Series L, 7.250%, 01/30/13[14]	—	[11]	163,000	0.3

MEDIA — 0.2%
Spanish Broadcasting System, Inc., Pfd, Series B, PIK, 10.750%, 05/04/09[3,14]	482		77,723	0.2
Total Preferred Stocks
(cost $1,121,159)			495,973	0.9

RIGHT — 0.0%
TEXTILES, APPAREL & LUXURY GOODS — 0.0%
Westpoint Stevens, Inc., expiring 04/25/14[1,3] (cost $184,476)	13		—	0.0

WARRANTS — 0.0%[12]
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0%[12]
AboveNet, Inc., expiring 09/08/10 (Strike Price $24.00)[1,3,9]	1		16,443	0.0	[12]
XO Holdings, Inc., Series A, expiring 01/16/10 (Strike Price $6.25)[1]	1		6	0.0	[12]
XO Holdings, Inc., Series B, expiring 01/16/10 (Strike Price $7.50)[1]	1		6	0.0	[12]
XO Holdings, Inc., Series C, expiring 01/16/10 (Strike Price $10.00)[1]	1		2	0.0	[12]

			16,457	0.0	[12]
TRANSPORTATION SERVICES — 0.0%
IdleAire Technologies Corp., expiring 12/15/15 (Strike Price $1.00)[1,3]	1		—	0.0

Total Warrants
(cost $208,600)			16,457	0.0	[12]

Total Equity Investments
(cost $3,648,082)			806,395	1.4

Description	Par (000)	Value	Percent of Net Assets*

SHORT-TERM INVESTMENT — 1.7%
INVESTMENT COMPANY — 1.7%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740%[5,13] (cost 952,067)	$952	$952,067	1.7%

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN — 6.8%
INVESTMENT COMPANY — 6.8%
JPMorgan Prime Money Market Fund, Capital Shares, 0.780%[5,13] (cost $3,817,220)	3,817	3,817,220	6.8

TOTAL INVESTMENTS
(cost $161,834,692)		101,238,470	180.2

Payable Upon Return of Securities Loaned		(3,817,220)	(6.8)
Payable to Advisor		(66,241)	(0.1)
Payable to Directors		(3,188)	(0.0)[12]
Custody Fees Payable		(5,071)	(0.0)[12]
Unrealized Appreciation on Unfunded Commitments		51,864	0.1
Unrealized Depreciation on Unfunded Commitments		(424)	(0.0)[12]
Unrealized Depreciation on Swap Agreements		(1,142,465)	(2.1)
Assets in Excess of Other Liabilities		2,928,717	5.2
Less: Outstanding Preferred Stock (1,720 shares at $25,000 per share) at liquidation value.		(43,000,000)	(76.5)

Net Assets Applicable to Common Stockholders		$56,184,442	100.0

Net Asset Value Per Common Share ($56,184,442/12,950,905)		$4.34

Cert	Certificate
Co	Company
Disc	Discount
Guar	Guaranteed
Mtg	Mortgage
Nt	Note
Pfd	Preferred
PIK	Payment in-kind
Sec’d	Secured
Sr	Senior
Sub	Subordinate
Unsec’d	Unsecured
VAR	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2009.

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (concluded)

As of March 31, 2009 (Unaudited)

*	Applicable to common stockholders.
[1]	Non-income producing security.
[2]

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $15,258,480 and 27.2% of net assets applicable to common stockholders.

[3]	Fair valued security. These securities amounted to $3,042,123 and 5.4% of net assets applicable to common stockholders.
[4]	Security in default.
[5]	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
[6]	All or a portion of the security is on loan. Securities on loan have a fair market value of $3,754,187.
[7]	Step-up bond. Interest rate is effective rate as of March 31, 2009.
[8]	Restricted security. These securities amounted to $1,571,312 and 2.8% of net assets applicable to common stockholders.
[9]	Security deemed to be illiquid. These securities amounted to $10,356,227 and 18.4% of net assets applicable to common stockholders.
[10]	All or a portion of the security is reserved for current or potential holdings of swaps, TBAs, when-issued securities and delayed delivery securities.
[11]	Amount rounds to less than 1,000 shares.
[12]	Amount rounds to less than 0.1%.
[13]	The rate shown is the current yield as of March 31, 2009.
[14]

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2009.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$609,472
Aggregate gross unrealized depreciation	(61,205,694)

Net unrealized appreciation/depreciation	$(60,596,222)

Federal income tax cost of investments	$161,834,692

INTEREST RATE SWAPS — The Fund entered into interest payment swap arrangements with Citibank, N. A. New York (Citibank) for the purpose of partially hedging its dividend payment obligations with respect to the Auction Rate Preferred Shares (ARPS). Pursuant to each of the swap arrangements, the Fund makes payments to Citibank on a monthly basis at fixed annual rates. In exchange for such payments Citibank makes payments to the Fund on a monthly basis at a variable rate determined with reference to the one month London Interbank Offered Rate (LIBOR). The variable rates ranged from 0.329% to 0.564% for the period ended March 31, 2009. The effective date, upfront premiums, notional contract amount, maturity, fixed and floating annual rates and unrealized appreciation/depreciation of the swaps are as follows:

Effective Date	Upfront Premiums (Paid)/ Received	Notional Contract Amount	Maturity	Payments Made by the Fund	Payments Received by the Fund	Floating Annual Rate*	Unrealized Appreciation/ (Depreciation)
6/1/2005	—	$5 million	06/01/09	4.150% monthly	1 month LIBOR monthly	0.501%	$(44,463)
12/1/2005	—	$5 million	12/01/09	4.740% monthly	1 month LIBOR monthly	0.501	(153,692)
8/14/2006	—	$5 million	06/01/10	5.255% monthly	1 month LIBOR monthly	0.501	(275,200)
12/1/2006	—	$5 million	12/01/10	5.010% monthly	1 month LIBOR monthly	0.501	(349,277)
11/30/2007	—	$5 million	06/01/11	4.000% monthly	1 month LIBOR monthly	0.501	(319,833)

							$(1,142,465)

*	Represents rate in effect at March 31, 2009.

PACHOLDER HIGH YIELD FUND, INC.

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Level 1 — Quoted prices	$5,036,941	$—	$—
Level 2 — Other significant observable inputs	93,159,406	—	(1,142,465)
Level 3 — Significant unobservable inputs	3,042,123	—	—

Total	$101,238,470	$—	$(1,142,465)

*	Other financial instruments may include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments*
Balance as of 12/31/08	$2,386,844	$—

Realized gain (loss)	(75,160)	—
Change in unrealized appreciation (depreciation)	182,075	—
Net Amortization/Accretion	7,564	—
Net purchases (sales)	—	—
Net transfers in (out) of Level 3	540,800	—

Balance as of 03/31/09	$3,042,123	$—

*	Other financial instruments may include futures, forwards and swap contracts.

Transfers into Level 3 are valued utilizing values as of the end of the period and transfers out of Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2009, which were valued using significant unobservable inputs (Level 3) amounted to $(222,333).

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacholder High Yield Fund, Inc.

By:	/s/
George C.W. Gatch President and Principal Executive Officer May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/
George C.W. Gatch President and Principal Executive Officer May 27, 2009

By:	/s/
Patricia A. Maleski Treasurer and Principal Financial Officer May 27, 2009